CONSOLIDATED BALANCE SHEETS (Parenthetical)		12 Months Ended
	May 01, 2024 shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares	Mar. 29, 2024 $ / shares shares	Mar. 28, 2024 $ / shares shares	Oct. 16, 2023 shares	Mar. 15, 2023 $ / shares
Operating lease right-of-use assets, net		¥ 18,975,692	$ 2,648,904	¥ 23,547,193
Operating lease liabilities - current		1,761,231	245,858	3,741,247
Operating lease liabilities - non-current		¥ 1,081,827	$ 151,017	¥ 3,971,285
Reverse stock split	0.056	0.2
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0925		$ 0.0925
Ordinary shares, shares authorized		500,000,000	500,000,000	500,000,000		500,000,000	150,000,000
Ordinary shares, shares issued		10,627,426	10,627,426	7,987,959				1,175,000
Ordinary shares, shares outstanding	141,703,218	10,627,426	10,627,426	7,987,959
Reverse stock split	0.056
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0925
Ordinary shares, shares authorized		80,000,000	80,000,000	80,000,000		80,000,000	20,000,000
Ordinary shares, shares issued		20,000,000	20,000,000	7,100,000
Ordinary shares, shares outstanding		20,000,000	20,000,000	7,100,000
Reverse stock split	0.056
Related Parties
Operating lease right-of-use assets, net		¥ 696,851	$ 97,277	¥ 1,769,840
Operating lease liabilities - current		355,601	$ 49,640	1,775,114
Operating lease liabilities - non-current | ¥		¥ 0		¥ 335,976